UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME/(LOSS) - USD ($)	6 Months Ended		12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Oct. 31, 2024	Oct. 31, 2023
UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME/(LOSS)
Revenues	$ 2,012,283	$ 3,132,801	$ 5,392,700	$ 7,261,748
Cost of Revenues	289,444	323,610	559,311	1,234,289
Gross Profit	1,722,839	2,809,191	4,833,389	6,027,459
Operating Expenses
Selling and marketing	650,798	1,090,742	1,990,708	4,104,101
General and administrative	637,900	481,010	763,505	2,885,470
Research and development	569,661	653,827	1,265,086	3,239,253
Total Operating Expenses	1,858,359	2,225,579	4,019,299	10,228,824
(Loss) Income from Operations	(135,520)	583,612	814,090	(4,201,365)
Other Expenses
Interest expense	(48,294)	(43,202)	(79,601)	(109,023)
Other expenses	(9,743)	(17,588)	(20,908)	20,145
Total Other Expense, net	(58,037)	(60,790)	(100,509)	(88,878)
(Loss) Income before Income Taxes	(193,557)	522,822	713,581	(4,290,243)
Income tax expense	54,793	103,935	96,549	(135,761)
Net (Loss) Income	$ (248,350)	$ 418,887	$ 617,032	$ (4,154,482)
Net (Loss) Income per Share
Basic	$ (0.02)	$ 0.01	$ 0.12	$ (0.41)
Diluted	$ (0.02)	$ 0.01	$ 0.02	$ (0.51)
Weighted Average Shares Outstanding
Basic	10,000,000	10,000,000	10,000,000	10,000,000
Diluted	10,000,000	10,000,000	11,710,456	10,000,000
Comprehensive Income (Loss)
Net (Loss) Income	$ (248,350)	$ 418,887	$ 617,032	$ (4,154,482)
Other Comprehensive Loss
Unrealized foreign currency translation loss	(217,383)	(168,243)	(114,133)	(17,780)
Comprehensive (Loss) Income	$ (465,733)	$ 250,644	$ 502,899	$ (4,172,262)